RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair Value of Non-Derivative Financial Instruments (Details) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion	$ (53,118)	$ (41,706)
Junior subordinated notes (Note 22)	(10,287)	(10,495)
Long-term debt			$ 2.0	$ 1.6
Interest rate swap agreements
Carrying and fair values of non-derivative financial instruments
Hedged items	(53)	64
Long-term debt hedged			$ 2.0	$ 1.6
Level II | Carrying Amount
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion	(52,914)	(41,543)
Junior subordinated notes (Note 22)	(10,287)	(10,495)
Total liabilities	(63,201)	(52,038)
Level II | Fair Value
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion	(52,815)	(39,505)
Junior subordinated notes (Note 22)	(9,217)	(9,415)
Total liabilities	$ (62,032)	$ (48,920)